Segment information (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Reportable Segment Information
Following is information about our reportable segments, including a reconciliation of operating income to income before income taxes for the three and nine months ended September 30, 2017 and 2016.

(in millions)	PBM(1)	Other Business Operations	Total
For the three months ended September 30, 2017
Product revenues:
Network revenues(2)	$12,182.9	$—	$12,182.9
Home delivery and specialty revenues(3)	10,948.3	—	10,948.3
Other revenues(4)	—	1,130.2	1,130.2
Service revenues	341.9	80.1	422.0
Total revenues	23,473.1	1,210.3	24,683.4
Depreciation and amortization expense	443.5	5.9	449.4
Operating income	1,456.3	22.1	1,478.4
Interest income and other			13.6
Interest expense and other			(147.7)
Income before income taxes			1,344.3
Capital expenditures	67.8	4.2	72.0
For the three months ended September 30, 2016
Product revenues:
Network revenues(2)	$13,000.6	$—	$13,000.6
Home delivery and specialty revenues(3)	11,031.8	—	11,031.8
Other revenues(4)	—	922.2	922.2
Service revenues	377.0	78.5	455.5
Total revenues	24,409.4	1,000.7	25,410.1
Depreciation and amortization expense	529.9	7.8	537.7
Operating income	1,404.9	11.1	1,416.0
Interest income and other			8.3
Interest expense and other			(273.4)
Income before income taxes			1,150.9
Capital expenditures	74.3	4.8	79.1
For the nine months ended September 30, 2017
Product revenues:
Network revenues(2)	$36,982.2	$—	$36,982.2
Home delivery and specialty revenues(3)	33,142.5	—	33,142.5
Other revenues(4)	—	3,270.5	3,270.5
Service revenues	1,041.4	249.2	1,290.6
Total revenues	71,166.1	3,519.7	74,685.8
Depreciation and amortization expense	1,326.3	17.9	1,344.2
Operating income	3,855.8	55.8	3,911.6
Interest income and other			28.7
Interest expense and other			(439.9)
Income before income taxes			3,500.4
Capital expenditures	164.9	12.4	177.3
For the nine months ended September 30, 2016
Product revenues:
Network revenues(2)	$39,085.3	$—	$39,085.3
Home delivery and specialty revenues(3)	32,464.8	—	32,464.8
Other revenues(4)	—	2,578.3	2,578.3
Service revenues	1,047.2	248.6	1,295.8
Total revenues	72,597.3	2,826.9	75,424.2
Depreciation and amortization expense	1,587.3	23.9	1,611.2
Operating income	3,573.1	40.0	3,613.1
Interest income and other			27.4
Interest expense and other			(548.8)
Income before income taxes			3,091.7
Capital expenditures	224.6	13.0	237.6

(1)
PBM total revenues and operating income for the nine months ended September 30, 2017 and 2016 includes $52.6 million and $106.6 million, respectively, related to a large client. These amounts were realized in the second quarters of each of 2017 and 2016 due to the structure of the contract.

(2)
Includes retail pharmacy co-payments of $1,925.8 million and $2,008.5 million for the three months ended September 30, 2017 and 2016, respectively, and $6,409.7 million and $6,685.9 million for the nine months ended September 30, 2017 and 2016, respectively.

(3)	Includes home delivery and specialty, including drugs we distribute to other PBMs’ clients under limited distribution contracts with pharmaceutical manufacturers and Freedom Fertility claims.
(4)	Includes other revenues related to drugs distributed through patient assistance programs.

Following is the summary of total assets by reportable segment:

(in millions)	September 30, 2017	December 31, 2016
PBM	$49,662.3	$50,432.7
Other Business Operations	1,543.9	1,312.2
Total assets	$51,206.2	$51,744.9

The following table presents information about our reportable segments, including a reconciliation of operating income to income before income taxes for the respective years ended December 31.

(in millions)	PBM(1)	Other Business Operations	Total
2016
Product revenues:
Network revenues(2)	$51,402.5	$—	$51,402.5
Home delivery and specialty revenues(3)	43,685.6	—	43,685.6
Other revenues(4)	—	3,538.4	3,538.4
Service revenues(5)	1,421.4	239.6	1,661.0
Total revenues(5)	96,509.5	3,778.0	100,287.5
Depreciation and amortization expense	2,124.1	30.5	2,154.6
Operating income(5)	5,080.0	7.8	5,087.8
Interest income and other			34.1
Interest expense and other			(694.8)
Income before income taxes			4,427.1
Capital expenditures	307.9	22.5	330.4
2015
Product revenues:
Network revenues(2)	$56,472.6	$—	$56,472.6
Home delivery and specialty revenues(3)	40,830.1	—	40,830.1
Other revenues(4)	—	2,453.7	2,453.7
Service revenues(5)	1,657.6	337.8	1,995.4
Total revenues(5)	98,960.3	2,791.5	101,751.8
Depreciation and amortization expense	2,328.7	30.4	2,359.1
Operating income(5)	4,262.2	77.1	4,339.3
Interest income and other			24.8
Interest expense and other			(500.3)
Income before income taxes			3,863.8
Capital expenditures	269.1	26.8	295.9
2014
Product revenues:
Network revenues(2)	$58,468.6	$—	$58,468.6
Home delivery and specialty revenues(3)	38,633.0	—	38,633.0
Other revenues(4)	—	2,203.5	2,203.5
Service revenues(5)	1,278.0	304.0	1,582.0
Total revenues(5)	98,379.6	2,507.5	100,887.1
Depreciation and amortization expense	2,209.5	33.4	2,242.9
Operating income(5)	3,546.4	56.0	3,602.4
Interest income and other			46.7
Interest expense and other			(582.9)
Income before income taxes			3,066.2
Capital expenditures	412.3	24.3	436.6

(1)
PBM total revenues and operating income for the years ended December 31, 2016, 2015 and 2014 include $106.6 million, $141.7 million and $129.4 million, respectively, related to a large client. These amounts were realized in the second quarters of each of 2016, 2015 and 2014 due to the structure of the contract.

(2)	Includes retail pharmacy co-payments of $8,569.2 million, $9,170.0 million and $10,272.7 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(3)	Includes home delivery and specialty, including drugs we distribute to other PBMs’ clients under limited distribution contracts with pharmaceutical manufacturers and Freedom Fertility claims.

(4)	Includes other revenues related to drugs distributed through patient assistance programs.

(5)
Other Business Operations service revenues, total revenues and operating income as of December 31, 2016 includes an out-of-period adjustment due to an overstatement of prior period revenues which decreased service revenues, total revenues and operating income by $86.1 million. We recognized the cumulative effect of this correction within our consolidated statement of operations in the fourth quarter of 2016. If we had presented this out-of-period adjustment within the respective prior years, the correction would have decreased service revenues, total revenues and operating income by $70.5 million during 2015 and $19.7 million for 2014 and increased service revenues, total revenues and operating income by $4.1 million for 2013 through 2012. We consider these adjustments to be immaterial to 2016 and prior periods, individually and in the aggregate.

PBM product revenues consist of revenues from the sale of prescription drugs by retail pharmacies in our retail pharmacy networks, revenues from the dispensing of prescription drugs from our home delivery pharmacies and revenues from the sale of certain fertility and specialty drugs. Other Business Operations product revenues consist of distribution services of specialty pharmaceuticals and provide consulting services for pharmaceutical and biotechnology manufacturers to collect scientific evidence to guide the safe, effective and affordable use of medicines. PBM service revenues include administrative fees associated with the administration of retail pharmacy networks contracted by certain clients, informed decision counseling services and specialty pharmacy services. Other Business Operations service revenues include revenues related to data analytics and research.

Following is the summary of total assets by reportable segment:

	December 31,
(in millions)	2016	2015
PBM	$50,432.7	$52,174.9
Other Business Operations(1)	1,312.2	1,068.4
Total assets	$51,744.9	$53,243.3

(1)
If we had presented the correction of the out-of-period adjustment described above within prior periods, the correction would have decreased Other Business Operations assets as of December 31, 2015 by $70.5 million.

Segment Reporting Information, Revenue by Major Customers
Following are the revenues from our clients representing 10% or greater of our consolidated revenues for each respective period:

	December 31,
	2016	2015	2014
Anthem	17%	16%	14%
Department of Defense	12%	13%	12%